ACCOUNTING ESTIMATES AND JUDGEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTING ESTIMATES AND JUDGMENTS
Schedule of benefit from the Leniency Agreement and the amounts receivable adjusted by SELIC

Receivable values
Furnas	117,684
Eletronorte	17,669
Eletrobras	13,263
Chesf	13,263
Total	161,879